John Hancock
Mid Cap Growth Fund
Quarterly portfolio holdings 6/30/2024

Fund’s investments
As of 6-30-24 (unaudited)
	Shares	Value
Common stocks 97.8%		$1,355,412,204
(Cost $1,122,374,064)
Communication services 14.3%		198,040,989
Entertainment 8.0%
Liberty Media Corp.-Liberty Formula One, Series C (A)	484,037	34,773,218
Live Nation Entertainment, Inc. (A)	389,505	36,512,199
Spotify Technology SA (A)	127,202	39,914,716
Interactive media and services 4.1%
Pinterest, Inc., Class A (A)	1,298,085	57,206,606
Media 2.2%
The Trade Desk, Inc., Class A (A)	303,412	29,634,250
Consumer discretionary 17.3%		239,813,299
Distributors 1.2%
Pool Corp.	52,506	16,136,669
Hotels, restaurants and leisure 10.1%
DoorDash, Inc., Class A (A)	103,929	11,305,397
DraftKings, Inc., Class A (A)	945,486	36,089,201
Las Vegas Sands Corp.	327,628	14,497,539
Royal Caribbean Cruises, Ltd. (A)	249,008	39,699,345
Viking Holdings, Ltd. (A)(B)	725,114	24,610,369
Wingstop, Inc.	34,177	14,445,251
Specialty retail 2.1%
Abercrombie & Fitch Company, Class A (A)	80,819	14,372,851
O’Reilly Automotive, Inc. (A)	14,491	15,303,365
Textiles, apparel and luxury goods 3.9%
Deckers Outdoor Corp. (A)	23,122	22,380,940
On Holding AG, Class A (A)(B)	798,257	30,972,372
Consumer staples 4.1%		56,271,061
Beverages 0.3%
Celsius Holdings, Inc. (A)	61,921	3,535,070
Consumer staples distribution and retail 0.8%
U.S. Foods Holding Corp. (A)	200,745	10,635,470
Personal care products 3.0%
BellRing Brands, Inc. (A)	176,415	10,080,353
e.l.f. Beauty, Inc. (A)	151,956	32,020,168
Energy 4.0%		55,757,548
Oil, gas and consumable fuels 4.0%
Cheniere Energy, Inc.	101,640	17,769,721
Diamondback Energy, Inc.	60,113	12,034,021
Targa Resources Corp.	201,536	25,953,806
Financials 6.8%		93,937,670
Capital markets 6.8%
Ares Management Corp., Class A	72,360	9,644,141
Evercore, Inc., Class A	122,321	25,495,366
KKR & Company, Inc.	185,270	19,497,815
Tradeweb Markets, Inc., Class A	370,758	39,300,348
Health care 15.0%		208,363,430
Biotechnology 5.0%
Exact Sciences Corp. (A)	579,000	24,462,750
2	JOHN HANCOCK MID CAP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Biotechnology (continued)
Natera, Inc. (A)	169,538	$18,359,270
Neurocrine Biosciences, Inc. (A)	91,411	12,584,552
United Therapeutics Corp. (A)	45,828	14,598,509
Health care equipment and supplies 6.1%
Align Technology, Inc. (A)	125,718	30,352,097
DexCom, Inc. (A)	381,016	43,199,594
Glaukos Corp. (A)	93,122	11,020,989
Life sciences tools and services 3.7%
Agilent Technologies, Inc.	100,583	13,038,574
Avantor, Inc. (A)	556,336	11,794,323
Medpace Holdings, Inc. (A)	62,950	25,925,958
Pharmaceuticals 0.2%
Structure Therapeutics, Inc., ADR (A)	77,077	3,026,814
Industrials 9.4%		130,367,133
Aerospace and defense 3.0%
Axon Enterprise, Inc. (A)	139,725	41,112,684
Building products 1.0%
Builders FirstSource, Inc. (A)	104,910	14,520,593
Commercial services and supplies 1.0%
Copart, Inc. (A)	245,317	13,286,369
Construction and engineering 2.1%
Fluor Corp. (A)	663,246	28,884,363
Professional services 1.4%
EXL Service Holdings, Inc. (A)	633,411	19,863,769
Trading companies and distributors 0.9%
FTAI Aviation, Ltd.	123,020	12,699,355
Information technology 23.1%		320,052,957
Electronic equipment, instruments and components 3.7%
Fabrinet (A)	48,145	11,785,415
Flex, Ltd. (A)	1,319,653	38,916,567
IT services 3.0%
Gartner, Inc. (A)	77,552	34,825,501
MongoDB, Inc. (A)	29,116	7,277,835
Semiconductors and semiconductor equipment 7.4%
Marvell Technology, Inc.	506,233	35,385,687
MKS Instruments, Inc.	106,535	13,911,340
Monolithic Power Systems, Inc.	43,341	35,612,433
Universal Display Corp.	84,501	17,766,335
Software 5.4%
Crowdstrike Holdings, Inc., Class A (A)	73,157	28,033,031
Datadog, Inc., Class A (A)	273,170	35,427,417
HubSpot, Inc. (A)	20,075	11,840,034
Technology hardware, storage and peripherals 3.6%
Pure Storage, Inc., Class A (A)	368,123	23,637,178
Super Micro Computer, Inc. (A)	31,286	25,634,184
Materials 1.3%		18,141,206
Construction materials 1.3%
Vulcan Materials Company	72,950	18,141,206
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MID CAP GROWTH FUND	3

	Shares	Value
Real estate 1.5%		$21,245,077
Real estate management and development 0.5%
CoStar Group, Inc. (A)	94,844	7,031,734
Residential REITs 1.0%
AvalonBay Communities, Inc.	68,700	14,213,343
Utilities 1.0%		13,421,834
Gas utilities 0.5%
Atmos Energy Corp.	55,415	6,464,160
Multi-utilities 0.5%

CenterPoint Energy, Inc.	224,586	6,957,674

Preferred securities 0.5%		$7,149,287
(Cost $9,360,258)
Information technology 0.5%		7,149,287
Software 0.5%

Essence Group Holdings Corp. (A)(C)(D)	2,958,957	3,728,286
Lookout, Inc., Series F (A)(C)(D)	392,767	3,421,001
Exchange-traded funds 0.9%		$12,343,861
(Cost $12,336,467)
iShares Russell Mid-Cap Growth ETF	111,861	12,343,861

	Yield (%)	Shares	Value
Short-term investments 3.1%			$43,251,973
(Cost $43,251,406)
Short-term funds 3.1%			43,251,973
John Hancock Collateral Trust (E)	5.2940(F)	2,703,176	27,023,107
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.2397(F)	16,228,866	16,228,866

Total investments (Cost $1,187,322,195) 102.3%	$1,418,157,325
Other assets and liabilities, net (2.3%)	(31,285,418)
Total net assets 100.0%	$1,386,871,907

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-24. The value of securities on loan amounted to $26,478,770.
(C)	Restricted security as to resale. For more information on this security refer to the Notes to fund’s investments.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 6-30-24.
4	JOHN HANCOCK MID CAP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of June 30, 2024, by major security category or type:
	Total value at 6-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$1,355,412,204	$1,355,412,204	—	—
Preferred securities	7,149,287	—	—	$7,149,287
Exchange-traded funds	12,343,861	12,343,861	—	—
Short-term investments	43,251,973	43,251,973	—	—
Total investments in securities	$1,418,157,325	$1,411,008,038	—	$7,149,287
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	2,703,176	$15,999,507	$134,990,370	$(123,965,618)	$(6,161)	$5,009	$27,789	—	$27,023,107
Restricted securities. The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at June 30, 2024:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Essence Group Holdings Corp.	5-1-14[1]	$5,083,384	2,958,957	—	—	2,958,957	0.3%	$3,728,286
Lookout, Inc., Series F	7-31-14[1]	4,276,874	392,767	—	—	392,767	0.2%	3,421,001
|	5

Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
$7,149,287

[1]	Reflects original acquisition date of security transferred in a merger with John Hancock Funds II Mid Cap Growth Fund which took place after market close on 10-15-21.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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